Assets Pledged and Contingent Liabilities (Details) - SEK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Parent Company
Assets Pledged and Contingent Liabilities
Restricted bank accounts	kr 1,938	kr 1,938